Related parties disclosure (Details)		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 INR (₨)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 SAR (ر.س)
Share capital | $		$ 1,875,000	$ 1,872,000
WISeKey SA
Country of incorporation		Switzerland
Year of incorporation		1999
Share capital				SFr 933,436
% ownership		95.58%	95.35%
Nature of business		Main operating company. Sales and R&D services
WISeKey Semiconductors SAS
Country of incorporation		France
Year of incorporation		2010
Share capital | €					€ 1,298,162
% ownership		100.00%	100.00%
Nature of business		Chip manufacturing, sales & distribution
WiseTrust SA
Country of incorporation		Switzerland
Year of incorporation		1999
Share capital				680,000
% ownership		100.00%	100.00%
Nature of business		Non-operating investment company
WISeKey (Suisse) SA
Country of incorporation		Switzerland
Year of incorporation		2002
Share capital				100,000
% ownership		100.00%	100.00%
Nature of business	[1]	Dormant
WISeKey ELA SL
Country of incorporation		Spain
Year of incorporation		2006
Share capital | €					4,000,000
% ownership		100.00%	100.00%
Nature of business		Sales & support
WISeKey SAARC Ltd
Country of incorporation		U.K.
Year of incorporation		2016
Share capital | £						£ 100,000
% ownership		51.00%	51.00%
Nature of business		Non trading
WISeKey USA Inc
Country of incorporation		U.S.A
Year of incorporation		2006
Share capital | $		$ 6,500
% ownership	[2]	100.00%	100.00%
Nature of business		Sales & support
WISeKey India Private Ltd
Country of incorporation		India
Year of incorporation		2016
Share capital | ₨							₨ 1,000,000
% ownership	[3]	45.90%	45.90%
Nature of business		Sales & support
WISeKey KK
Country of incorporation		Japan
Year of incorporation		2017
Share capital | ¥								¥ 1,000,000
% ownership		100.00%	100.00%
Nature of business		Sales & distribution
WISeKey Taiwan
Country of incorporation		Taiwan
Year of incorporation		2017
Share capital | $									$ 100,000
% ownership		100.00%	100.00%
Nature of business		Sales & distribution
WISeCoin AG
Country of incorporation		Switzerland
Share capital				100,000
% ownership		90.00%	90.00%
Nature of business		Sales & distribution
WISeKey Equities AG
Country of incorporation		Switzerland
Year of incorporation		2018
Share capital				SFr 100,000
% ownership		100.00%	100.00%
Nature of business		Financing, Sales & distribution
WISeCoin France R&D Lab SAS
Country of incorporation		France
Year of incorporation		2019
Share capital | €					10,000
% ownership		90.00%
Nature of business		Research & development
WISeKey Semiconductors GmbH
Country of incorporation		Germany
Year of incorporation		2019
Share capital | €					€ 25,000
% ownership		100.00%
Nature of business		Sales & distribution
WISeKey Arabia - Information Technology Ltd
Country of incorporation		Saudi Arabia
Year of incorporation		2019
Share capital | ر.س										ر.س 200,000
% ownership		51.00%
Nature of business		Sales & distribution

[1]	Dormant or in the process of being liquidated.
[2]	50% owned by WISeKey SA and 50% owned by WiseTrust SA.
[3]	88% owned by WISeKey SAARC which is controlled by WISeKey International Holding AG.